Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 12, 2013
Supplement [Text Block]	scf_SupplementTextBlock

SUPPLEMENT DATED JANUARY 17, 2014 TO THE

STERLING CAPITAL LONG/SHORT EQUITY FUND

CLASS A AND CLASS C SHARES PROSPECTUS

DATED DECEMBER 12, 2013, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Long/Short Equity Fund Class A and Class C Shares Prospectus (the "Prospectus") dated December 12, 2013, as amended:

The following replaces the text under the heading "Fee Table — Annual Fund Operating Expenses" with respect to the Fund in the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses[1]	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	2.06%	2.81%

[1] Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.

Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

SUPPLEMENT DATED JANUARY 17, 2014 TO THE

STERLING CAPITAL LONG/SHORT EQUITY FUND

CLASS A AND CLASS C SHARES PROSPECTUS

DATED DECEMBER 12, 2013, AS AMENDED

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Long/Short Equity Fund Class A and Class C Shares Prospectus (the "Prospectus") dated December 12, 2013, as amended:

The following replaces the text under the heading "Fee Table — Annual Fund Operating Expenses" with respect to the Fund in the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses[1]	0.31%	0.31%
Acquired Fund Fees and Expenses[1]	0.00%	0.00%
Total Annual Fund Operating Expenses[1]	2.06%	2.81%

[1] Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.
Long/Short Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[1]
Long/Short Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C Shares
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[1]

[1]	Because the Fund is new, the amount shown for "Other Expenses" is based on estimated amounts for the current fiscal year.